OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 7,683	$ 9,578
Deferred Revenues	6,701	2,154
Settlement Deferred Compensation Liabilities	0	3,830
Total	$ 14,384	$ 15,562